RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Jul. 29, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability	$ 2,260,500	$ 3,452,400	$ 2,548,200	$ 2,383,800	$ 1,027,500	$ 1,972,800	$ 1,438,427
Total Liabilities	3,028,123	4,162,132	2,563,347	2,400,166	1,080,715	2,038,516	132,539,620
Ordinary shares subject to possible redemption,13,413,889 and 13,419,049 shares at $10.00 redemption value at $10.00 per share at December 31, 2020 and 2019, respectively	131,714,810	130,686,490	131,983,090	132,207,790	133,509,580	132,217,690	415
Ordinary Shares	422	433	420	418	405	418	5,056,575
Additional paid-in capital	5,881,378	6,909,687	5,613,100	5,388,402	4,086,625	5,378,502	(56,986)
Retained earnings (Accumulated deficit)	(881,798)	(1,910,111)	(613,519)	(388,813)	912,975	(378,919)	5,000,004
Total Shareholders' Equity	$ 5,000,002	$ 5,000,009	$ 5,000,001	$ 5,000,007	$ 5,000,005	$ 5,000,001		$ 0
Number of shares subject to possible redemption	13,171,481	13,068,649	13,198,309	13,220,779	13,350,958	13,221,769
Restatement Of Warrants As Derivative Liabilities | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability							82,127
Total Liabilities		$ 709,732	$ 15,147	$ 16,366	$ 53,215	$ 65,716	133,895,920
Ordinary shares subject to possible redemption,13,413,889 and 13,419,049 shares at $10.00 redemption value at $10.00 per share at December 31, 2020 and 2019, respectively		134,138,890	134,531,290	134,591,590	134,537,080	134,190,490	401
Ordinary Shares		399	395	394	395	398	5,052,511
Additional paid-in capital		4,809,543	4,417,147	4,356,848	4,411,357	4,757,944	(52,908)
Retained earnings (Accumulated deficit)		190,067	582,459	642,765	588,253	241,659	5,000,004
Total Shareholders' Equity		$ 5,000,009	$ 5,000,001	$ 5,000,007	$ 5,000,005	$ 5,000,001
Number of shares subject to possible redemption		13,413,889	13,453,129	13,459,159	13,453,708	13,419,049
Restatement Of Warrants As Derivative Liabilities | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability		$ 3,452,400	$ 2,548,200	$ 2,383,800	$ 1,027,500	$ 1,972,800	1,356,300
Total Liabilities		3,452,400	2,548,200	2,383,800	1,027,500	1,972,800	(1,356,300)
Ordinary shares subject to possible redemption,13,413,889 and 13,419,049 shares at $10.00 redemption value at $10.00 per share at December 31, 2020 and 2019, respectively		(3,452,400)	(2,548,200)	(2,383,800)	(1,027,500)	(1,972,800)	14
Ordinary Shares		34	25	24	10	20	4,064
Additional paid-in capital		2,100,144	1,195,953	1,031,554	(324,732)	620,558	$ (4,078)
Retained earnings (Accumulated deficit)		$ (2,100,178)	(1,195,978)	$ (1,031,578)	$ 324,722	$ (620,578)
Total Shareholders' Equity			$ 0
Number of shares subject to possible redemption		(345,240)	(254,820)	(238,380)	(102,750)	(197,280)